VIA EDGAR

                                 May 7, 2004


Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Variable Separate Account ("Registrant")
         AIG SunAmerica Life Assurance Company ("Depositor")
         File No. 333-55740 and 811-3859

Ladies and Gentlemen:

         Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 3, 2004, for Variable Separate Account (the "Separate Account") of AIG SunAmerica Life Assurance Company contains no changes from the form of prospectus and statement of additional information submitted in Post Effective Amendment Nos. 3 and 5 under the Securities Act of 1933 and the Investment Act of 1940, respectively, to the above-mentioned Separate Account Registration Statement on Form N-4 filed with the Securities and Exchange Commission on April 21, 2004, via EDGAR.

         Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6544.

                                                     Very truly yours,


                                                     /s/ PETTY ZAHAVAH GOODMAN
                                                     ---------------------------
                                                     Petty Zahavah Goodman
                                                     Director, Legal Department